Stockholder's Equity - Components of Accumulated Other Comprehensive Income (Loss) included in Stockholders' Equity (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity Note [Abstract]
Foreign currency translation adjustments ("CTA")	$ (49,025)	$ (42,082)
Net unrealized gain on investments	393	269
Net unrealized loss on derivative financial instruments	(1,816)	(25,082)
Accumulated other comprehensive loss	$ (50,448)	$ (66,895)